Long-term receivables and prepaid expenses (Tables)	12 Months Ended
Jun. 30, 2022
Long-term receivables and prepaid expenses
Schedule of long-term receivables and prepaid expenses

	2022	2021
for the year ended 30 June	Rm	Rm
Total long-term receivables	4 230	4 956
Impairment of long-term receivables*	(85)	(91)
Short-term portion	(1 122)	(986)
	3 023	3 879
Long-term prepaid expenses	187	345
	3 210	4 224
Comprising:
Long-term receivables (interest-bearing) - joint operations	584	605
Long-term loans	2 016	2 517
LCCP investment incentives	423	757
	3 023	3 879
*	Impairment of long-term loans and receivables

Long-term loans and receivables are considered for impairment under the expected credit loss model. Refer to note 39 for detail on the impairments recognised.